January 4, 2011

Via EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE: Principal Funds, Inc. (the "Fund") File Nos. 033-59474, 811-07572

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), the Fund certifies the forms of Prospectus for Classes A, C, Institutional, J, P, R-1, R-2, R-3, R-4 and R-5 that would have been filed under 1933 Act Rule 497(b) or (c) would not have differed from those contained in the Fund's most recent post-effective amendment to its registration statement on Form
N-1A. That post-effective amendment (#87) was filed electronically with the Securities and Exchange
Commission on December 29, 2010 (Accession # 0000898745-10-000517).

If you have any questions regarding this filing, please call me at 515-235-9154.

Very truly yours,

/s/ Jennifer A. Mills

Jennifer A. Mills
Assistant Counsel
Principal Funds, Inc.

JAM/ka